Offerings	Feb. 09, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	Not specified as to each class of securities to be registered pursuant to General Instruction II.E of Form S-3. There is being registered hereby such indeterminate number or amount, as the case may be, of the securities as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities, or that are issued in units or represented by depositary shares. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee. Registration fees will be paid subsequently on a "pay-as-you-go" basis in one or more offerings to be made hereunder. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1. Each depositary share will be issued under a deposit agreement, will represent a fractional interest in shares of preferred stock and will be evidenced by a depositary receipt.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1. Consisting of some or all of the securities listed above, in any combination.